UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255
                                                     ---------

                       Oppenheimer International Bond Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                         PRINCIPAL
                                                           AMOUNT              VALUE
                                                       -------------       -------------
ASSET-BACKED SECURITIES -- 0.0%
Taganka Car Loan Finance plc, Automobile
Asset-Backed
Certificates, Series 2006-1A,
Cl. C, 5.771%, 11/14/13(1,2) (Cost $1,350,000)         $   1,350,000       $   1,262,250
                                                       -------------       -------------
U.S. GOVERNMENT OBLIGATIONS -- 0.8%
U.S. Treasury Nts., 3.25%, 12/31/09(3)
(Cost $101,706,699)                                      100,000,000         101,250,100
                                                       -------------       -------------
FOREIGN GOVERNMENT OBLIGATIONS -- 60.0%
ARGENTINA -- 0.2%
Argentina (Republic of) Bonds:
3.092%, 8/3/12(2)                                         10,266,875           8,675,894
7%, 10/3/15                                                2,450,000           1,706,425
Series GDP, 0.971%, 12/15/35(2)                           14,920,000           1,484,540
Series V, 7%, 3/28/11                                     18,993,000          16,277,531
Series VII, 7%, 9/12/13                                    4,700,000           3,603,530
                                                                           -------------
                                                                              31,747,920
                                                                           -------------
AUSTRALIA -- 0.8%
New South Wales Treasury Corp. Sr. Unsec.
Nts., Series 17RG, 5.50%, 3/1/17                         116,660,000 AUD     100,803,710
                                                       -------------       -------------
AUSTRIA -- 0.6%
Austria (Republic of) Unsec. Unsub.
Nts., Series E, 4%, 9/15/16                               47,676,000 EUR      71,094,018
                                                       -------------       -------------
BELGIUM -- 0.5%
Belgium (Kingdom of) Bonds, Series 44,
 5%, 3/28/35                                              44,200,000 EUR      68,321,617
                                                       -------------       -------------
BRAZIL -- 3.9%
Banco Nac de Desen Econo Nts., 6.369%, 6/16/18(4)         19,160,000          19,160,000
                                                       -------------       -------------
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                               26,320,000          26,899,040
8%, 1/15/18                                               43,285,000          48,176,205
8.75%, 2/4/25                                              2,135,000           2,677,290
8.875%, 10/14/19                                          28,355,000          35,571,348
10.50%, 7/14/14                                           17,650,000          22,371,375
                                                       -------------       -------------
Brazil (Federal Republic of) Letras Tesouro
Nacional Treasury Bills, 0%,
1/1/09(5)                                                 98,520,000 BRR      57,572,289
                                                       -------------       -------------
Brazil (Federal Republic of) Nota Do Tesouro
Nacional Nts.:
10%, 1/10/10                                             198,234,000 BRR     115,658,725
10%, 1/1/12                                              142,758,000 BRR      82,570,066
10%, 1/1/17                                              185,202,000 BRR      97,837,858
                                                       -------------       -------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15          4,000,000           4,490,000
                                                                           -------------
                                                                             512,984,196
                                                                           -------------
BULGARIA -- 0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                             1,500,000           1,708,125
8.25%, 1/15/15(4)                                          1,440,000           1,639,800
                                                                           -------------
                                                                               3,347,925
                                                                           -------------
CANADA -- 2.3%
Canada (Government of) Nts.:
3.75%, 6/1/12                                            203,305,000 CAD     201,674,094
4.25%, 12/1/09                                           100,130,000 CAD      99,486,819
                                                                           -------------
                                                                             301,160,913

1 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                          PRINCIPAL
                                                            AMOUNT                VALUE
                                                       ---------------        -------------
COLOMBIA -- 0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(4)     16,413,000,000 COP    $   6,326,746
                                                       ---------------        -------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                              3,390,000            3,635,775
10.75%, 1/15/13                                             12,180,000           14,798,700
12%, 10/22/15                                           19,665,000,000 COP        9,836,919
                                                       ---------------        -------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                             10,455,000           11,944,838
11.75%, 3/1/10                                           7,228,000,000 COP        3,758,277
                                                       ---------------        -------------
Colombia (Republic of) Unsec. Nts., 7.375%,
1/27/17                                                     11,650,000           12,657,725
                                                       ---------------        -------------
EEB International Ltd., Sr. Unsec. Bonds,
8.75%, 10/31/14(4)                                           6,850,000            7,295,250
                                                                              -------------
                                                                                 70,254,230
                                                                              -------------
COSTA RICA -- 0.0%
Costa Rica (Republic of) Unsec. Bonds,
9.995%, 8/1/20                                               2,730,000            3,525,113
                                                       ---------------        -------------
DENMARK -- 0.4%
Denmark (Kingdom of) Bonds, 5%, 11/15/13                   272,870,000 DKK       57,936,052
                                                       ---------------        -------------
DOMINICAN REPUBLIC -- 0.0%
Dominican Republic Unsec. Unsub. Bonds,
Series REG S, 9.04%, 1/23/18(1)                              2,705,118            2,799,797
                                                       ---------------        -------------
EGYPT -- 0.3%
Egypt (The Arab Republic of) Treasury Bills,
Series 364, 8.371%, 1/6/09(5)                               45,675,000 EGP        8,095,366
                                                       ---------------        -------------
Egypt (The Arab Republic of) Unsec. Unsub.
Bonds, 8.75%, 7/15/12(4)                                   134,990,000 EGP       24,540,186
                                                                              -------------
                                                                                 32,635,552
                                                                              -------------
EL SALVADOR -- 0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34(1)                                           1,185,000            1,262,025
7.65%, 6/15/35(4)                                            7,740,000            8,049,600
                                                                              -------------
                                                                                  9,311,625
                                                                              -------------
FRANCE -- 7.4%
France (Government of) Obligations Assimilables
du Tresor Bonds:
3.25%, 4/25/16                                             193,230,000 EUR      274,828,102
4%, 10/25/38                                               145,200,000 EUR      193,648,389
                                                       ---------------        -------------
France (Government of) Treasury Nts.:
3.75%, 1/12/13                                             232,800,000 EUR      351,093,145
4.50%, 7/12/12                                              92,165,000 EUR      143,568,674
                                                                              -------------
                                                                                963,138,310
                                                                              -------------
GERMANY -- 7.1%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                   226,545,000 EUR      343,273,779
Series 05, 4%, 1/4/37                                      137,560,000 EUR      187,733,426
Series 07, 4.25%, 7/4/17                                   256,627,000 EUR      395,265,137
                                                                              -------------
                                                                                926,272,342

2 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                          PRINCIPAL
                                                            AMOUNT                  VALUE
                                                       ----------------        ---------------
GHANA -- 0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(1)           $      6,100,000        $     6,298,250
                                                       ----------------        ---------------
GREECE -- 1.2%
Greece (Republic of) Bonds, 4.60%, 5/20/13                  102,835,000 EUR        157,910,029
                                                       ----------------        ---------------
GUATEMALA -- 0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11(4)                                              160,000                183,200
10.25%, 11/8/11                                               4,830,000              5,530,350
                                                                               ---------------
                                                                                     5,713,550
                                                                               ---------------
INDONESIA -- 0.6%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14(4)                                            11,305,000             11,191,950
6.90%, 1/17/18(4)                                            18,360,000             17,361,859
7.25%, 4/20/15(4)                                             7,450,000              7,505,875
                                                       ----------------        ---------------
Indonesia (Republic of) Sr. Unsec. Nts.,
7.75%, 1/17/38(4)                                            23,530,000             22,235,850
                                                       ----------------        ---------------
Indonesia (Republic of) Unsec. Nts.,
8.50%, 10/12/35(4)                                           23,270,000             23,793,575
                                                                               ---------------
                                                                                    82,089,109
                                                                               ---------------
ISRAEL -- 0.5%
Israel (State of) Bonds:
5.50%, 2/28/17                                              106,630,000 ILS         31,057,282
Series 2682, 7.50%, 3/31/14                                 107,990,000 ILS         34,973,533
                                                                               ---------------
                                                                                    66,030,815
                                                                               ---------------
ITALY -- 1.7%
Italy (Republic of) Nts., Certificati di Credito
 del Tesoro, 4.20%, 7/1/09(2)                               137,435,000 EUR        216,344,251
                                                       ----------------        ---------------
JAPAN -- 18.1%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10                        71,197,000,000 JPY        672,363,589
5 yr., Series 72, 1.50%, 6/20/13                         81,725,000,000 JPY        781,553,758
10 yr., Series 277, 1.60%, 3/20/16(6)                    37,300,000,000 JPY        357,779,310
10 yr., Series 279, 2%, 3/20/16                          13,307,000,000 JPY        131,304,631
20 yr., Series 61, 1%, 3/20/23(6)                        22,147,000,000 JPY        183,094,798
20 yr., Series 73, 2%, 12/20/24(6)                       16,610,000,000 JPY        155,509,707
20 yr., Series 75, 2.10%, 3/20/25(6)                      9,228,000,000 JPY         87,500,055
                                                                               ---------------
                                                                                 2,369,105,848
                                                                               ---------------
MALAYSIA -- 0.4%
Johor Corp. Malaysia (Government of) Bonds,
 Series P3, 1%, 7/31/12(1)                                  107,980,000 MYR         39,325,539
                                                       ----------------        ---------------
Malaysia (Government of) Bonds, Series 2/05,
 4.72%, 9/30/15                                              20,270,000 MYR          6,178,705
                                                                               ---------------
                                                                                    45,504,244
                                                                               ---------------
MEXICO -- 1.7%
Mexican Williams Sr. Nts., 3.578%, 11/15/08(1,2)                500,000                504,100
                                                       ----------------        ---------------
United Mexican States Bonds:
Series A, 6.375%, 1/16/13                                    10,815,000             11,409,825
Series M7, 8%, 12/24/08(2)                                1,099,090,000 MXN        106,439,008

3 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                          PRINCIPAL
                                                            AMOUNT              VALUE
                                                       --------------        -------------
Series MI10, 8%, 12/19/13                                 547,680,000 MXN    $  50,903,066
                                                       --------------        -------------
United Mexican States Bonds., 8.375%, 1/14/11              53,310,000           58,427,760
                                                                             -------------
                                                                               227,683,759
                                                                             -------------
NEW ZEALAND -- 0.6%
New Zealand (Government of) Bonds, 7%, 7/15/09            100,990,000 NZD       77,061,832
                                                       --------------        -------------
NIGERIA -- 1.3%
Nigeria (Federal Republic of) Nts.:
Series 3Y2S, 12.50%, 2/24/09                              356,000,000 NGN        3,073,055
Series 3Y7S, 17%, 12/16/08                                570,000,000 NGN        4,995,332
                                                       --------------        -------------
Nigeria (Federal Republic of) Promissory Nts.,
 Series RC, 5.092%, 1/5/10                                    228,339              224,502
                                                       --------------        -------------
Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.187%, 1/8/09(1,5)                         3,517,400,000 NGN       28,380,431
Series 364, 9.171%, 2/5/09(5)                           2,714,000,000 NGN       21,743,790
Series 364, 9.30%, 4/9/09(5)                              783,500,000 NGN        6,166,783
                                                       --------------        -------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                               2,404,900,000 NGN       19,953,230
Series 3Y1S, 15%, 1/27/09(1)                              522,300,000 NGN        4,559,568
Series 5 yr., 9.50%, 2/23/12(1)                         1,180,900,000 NGN        9,923,108
Series 5Y, 9.50%, 8/31/12(1)                            2,202,000,000 NGN       18,466,036
Series 5Y13, 12.99%, 9/29/11                              866,700,000 NGN        8,165,658
Series 7Y, 9.20%, 6/29/14(1)                              650,000,000 NGN        5,296,439
Series 7Y16, 11.99%, 12/22/13                           1,422,500,000 NGN       12,919,195
Series 7YR, 12.74%, 10/27/13                            1,050,600,000 NGN        9,809,108
Series 10 yr., 9.35%, 8/31/17(1)                        2,514,200,000 NGN       18,886,110
                                                                             -------------
                                                                               172,562,345
                                                                             -------------
PANAMA -- 0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                             12,875,000           13,132,500
7.25%, 3/15/15                                             29,280,000           31,622,400
8.875%, 9/30/27                                             3,255,000            4,125,713
9.375%, 4/1/29                                              1,650,000            2,165,625
                                                       --------------        -------------
Panama (Republic of) Unsec. Bonds, 7.125%,
 1/29/26                                                   11,625,000           12,322,500
                                                                             -------------
                                                                                63,368,738
                                                                             -------------
PERU -- 2.1%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                             86,585,000 PEN       30,980,414
9.91%, 5/5/15                                             135,047,000 PEN       53,255,213
Series 7, 8.60%, 8/12/17                                  123,865,000 PEN       46,396,362
Series 8-1, 12.25%, 8/10/11                               146,090,000 PEN       58,491,496
                                                       --------------        -------------
Peru (Republic of) Certificates of Deposit:
3.742%, 7/3/08(1,5)                                         9,425,000 PEN        3,181,841
3.925%, 10/20/08(1,5)                                      23,742,000 PEN        7,824,959
4.066%, 4/13/09(1,5)                                        2,646,000 PEN          852,465
4.163%, 7/9/09(1,5)                                        35,611,000 PEN       11,471,877
5.708%, 1/5/09(5)                                         120,037,000 PEN       39,194,928
5.719%, 11/6/08(5)                                         47,740,000 PEN       15,760,729

4 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                         PRINCIPAL
                                                           AMOUNT              VALUE
                                                       -------------        -------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16(5)        $   1,456,265        $     977,299
                                                                            -------------
                                                                              268,387,583
                                                                            -------------
PHILIPPINES -- 0.4%
Philippines (Republic of the) Bonds, 8%, 1/15/16           2,910,000            3,128,250
                                                       -------------        -------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                            31,479,000           32,775,935
9%, 2/15/13                                               13,985,000           15,418,463
                                                                            -------------
                                                                               51,322,648
                                                                            -------------
POLAND -- 0.0%
Poland (Republic of) Bonds, Series WS0922,
5.75%, 9/23/22                                            10,000,000 PLZ        4,336,360
                                                       -------------        -------------
SUPRANATIONAL -- 0.2%
European Investment Bank:
Sr. Unsec. Nts., Series 0979/0100, 6.25%, 9/30/10         11,095,000 NZD        8,229,527
Sr. Unsec. Nts., 6.75%, 11/17/08                          14,800,000 NZD       11,225,375
                                                                            -------------
                                                                               19,454,902
                                                                            -------------
THE NETHERLANDS -- 1.1%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11           63,875,000 EUR      101,191,903
                                                       -------------        -------------
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17         25,775,000 EUR       39,723,506
                                                                            -------------
                                                                              140,915,409
                                                                            -------------
TURKEY -- 1.7%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                             22,650,000           21,177,750
7%, 9/26/16                                               13,755,000           13,239,188
14%, 1/19/11(2)                                           66,350,000 TRY       47,634,008
                                                       -------------        -------------
Turkey (Republic of) Bonds.:
15.861%, 10/7/09(5)                                       79,000,000 TRY       49,977,168
16%, 3/7/12(2)                                            86,170,000 TRY       57,668,200
17.864%, 8/13/08(5)                                       28,615,000 TRY       22,905,563
                                                       -------------        -------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                  4,755,000            4,713,394
                                                                            -------------
                                                                              217,315,271
                                                                            -------------
UKRAINE -- 0.1%
Bayerische Hypo- und Vereinsbank AG for the
 City of Kiev, Ukraine Nts., 8.625% 7/15/11(1)            18,470,000           18,285,300
                                                       -------------        -------------
UNITED KINGDOM -- 2.5%
United Kingdom Treasury Bonds:
5%, 3/7/18                                                49,620,000 GBP       97,910,672
6%, 12/7/28(7)                                           103,710,000 GBP      231,624,784
                                                                            -------------
                                                                              329,535,456
                                                                            -------------
URUGUAY -- 0.5%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                            248,600,000 UYU       14,051,890
7.625%, 3/21/36                                            9,935,000           10,223,115
                                                       -------------        -------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                              403,060,000 UYU       26,314,244

5 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008  / Unaudited

                                                                   PRINCIPAL
                                                                    AMOUNT                 VALUE
                                                                --------------       ----------------
8%, 11/18/22                                                    $   10,815,000       $     11,599,088
                                                                                     ----------------
                                                                                           62,188,337
                                                                                     ----------------
VENEZUELA -- 0.6%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                          14,770,000             12,997,600
9.25%, 9/15/27                                                      33,610,000             31,627,010
                                                                --------------       ----------------
Venezuela (Republic of) Nts., 10.75%, 9/19/13                       18,580,000             19,369,650
                                                                --------------       ----------------
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                20,110,000             16,229,273
                                                                                     ----------------
                                                                                           80,223,533
                                                                                     ----------------
Total Foreign Government Obligations
(Cost $7,737,693,540)                                                                   7,836,970,889
                                                                                     ----------------
CORPORATE BONDS AND NOTES -- 15.3%
AES Dominicana Energia Finance SA, 11% Sr. Nts.,
12/13/15(4)                                                          7,923,000              7,883,385
                                                                --------------       ----------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16(4)                           2,225,000              2,239,805
                                                                --------------       ----------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                7,010,000              7,535,750
8.875% Nts., 11/17/14(4)                                            10,295,000             11,067,125
                                                                --------------       ----------------
AmBev International Finance Co. Ltd., 9.50% Bonds,
7/24/17(4)                                                          27,130,000 BRR         13,919,547
                                                                --------------       ----------------
America Movil SAB de CV:
8.46% Bonds, 12/18/36(4)                                            27,100,000 MXN          2,158,940
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                            113,700,000 MXN          9,057,986
                                                                --------------       ----------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26(4)         10,422,102             10,369,992
                                                                --------------       ----------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                     42,020,000 EUR         59,583,796
                                                                --------------       ----------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds,
7/15/14                                                             31,530,000 EUR         46,715,919
                                                                --------------       ----------------
Banco BMG SA, 9.15% Nts., 1/15/16(4)                                 9,710,000              9,904,200
                                                                --------------       ----------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21(2,4)             2,750,000              2,750,000
                                                                --------------       ----------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(4)              2,630,000              1,959,350
                                                                --------------       ----------------
Banco Invex SA, 25.874% Mtg. Backed Certificates, Series
062U, 3/13/34(2,8)                                                  28,362,046 MXN         11,415,435
                                                                --------------       ----------------
Banco Pine SA, 7.375% Sr. Unsec. Nts., 6/17/10(4)                   14,360,000             14,342,050
                                                                --------------       ----------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                      156,925,000 EUR        225,828,303
4.50% Sr. Sec. Nts., 7/13/21                                        73,110,000 EUR        102,168,330
                                                                --------------       ----------------
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(4)              19,200,000             19,104,000
                                                                --------------       ----------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.(4,9)             6,700,000              6,172,529
                                                                --------------       ----------------
Cloverie plc, 7.053% Sec. Nts., Series 2005-93,
12/20/10(1,2)                                                        3,600,000              3,007,440
                                                                --------------       ----------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10(1)                       16,300,000              9,617,000
                                                                --------------       ----------------
Credit Suisse First Boston International, Export-Import
Bank of Ukraine, 8.40% Sec. Nts., 2/9/16                            18,180,000             16,407,450
                                                                --------------       ----------------
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series
28, Tranche 1, 11/25/09                                             72,600,000 RUR          3,033,428
                                                                --------------       ----------------
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23,
Tranche 1, 9/30/09                                                  71,200,000 RUR          2,952,165
                                                                --------------       ----------------
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                           8,050,000 EUR         11,628,647
                                                                --------------       ----------------
Eirles Two Ltd., 4.692% Sec. Nts., Series 335, 4/30/12(1,2)         10,800,000              9,153,000
                                                                --------------       ----------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10(4)              13,295,000 BRR          8,936,038
                                                                --------------       ----------------
Exsportfinans ASA, 3.50% Nts., 2/11/11(2)                          195,570,000 EUR        280,111,494

6 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008  / Unaudited

                                                                   PRINCIPAL
                                                                    AMOUNT                 VALUE
                                                                --------------       ----------------
Gazprom Capital SA:

7.288% Sr. Unsec. Nts., 8/16/37(4)                              $   27,890,000       $     25,240,450
8.146% Sr. Unsec. Bonds, 4/11/18(1)                                 19,230,000             20,768,400
8.625% Sr. Unsec. Nts., 4/28/34(4)                                  19,305,000             21,320,442
                                                                --------------       ----------------
Gazprom International SA, 7.201% Unsec. Bonds, 2/1/20(4)             5,650,294              5,650,294
                                                                --------------       ----------------
GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17(4)         13,420,000             13,517,912
                                                                --------------       ----------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10(5)                                 42,800,000             35,678,080
12.278% Sr. Unsec. Nts., 3/9/09(5)                                  30,220,000             28,908,452
9.751% Sr. Unsec. Nts., 7/8/09(5)                                   30,220,000             30,186,758
                                                                --------------       ----------------
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(4)                                  3,260,000              2,852,500
9.25% Sr. Nts., 10/16/13(4)                                         38,620,000             39,006,200
                                                                --------------       ----------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22(2,4)                                          12,125,000             10,893,658
6.625% Nts., 10/3/12(4)                                             11,560,000             11,422,135
                                                                --------------       ----------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(1)                10,137,137             11,302,907
                                                                --------------       ----------------
Inter-American Development Bank:
6.26% Nts., 12/8/09(2)                                              11,200,000 BRR          7,073,795
9.891% Nts., 1/25/12(1,2)                                        9,658,285,859 COP          5,445,199
                                                                --------------       ----------------
International Bank for Reconstruction & Development
(The), 15% Nts., 1/7/10                                              3,000,000 TRY          2,307,416
                                                                --------------       ----------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12(4)                                          2,225,000              2,308,438
8.80% Sr. Nts., 1/30/17(4)                                           2,780,000              2,898,150
                                                                --------------       ----------------
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(4)                  19,260,000             19,716,115
                                                                --------------       ----------------
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35(1)                                         36,255,601 MXN          3,352,530
21.982% Mtg. Backed Certificates, Series 06U, 9/25/35(2)            18,952,512 MXN          7,609,157
                                                                --------------       ----------------
JPMorgan Securities Ltd., Red Square Capital Ltd., 9%
Collateralized Debt Obligation Nts., 11/20/08(4)                   365,000,000 RUR         14,597,105
                                                                --------------       ----------------
JSC Astana Finance, 9.16% Nts., 3/14/12(1)                          14,000,000             13,094,447
                                                                --------------       ----------------
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18(1,6)                22,970,000             23,084,850
                                                                --------------       ----------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts.,
11/26/10(4)                                                          2,780,000              2,877,300
                                                                --------------       ----------------
Majapahit Holding BV:
7.25% Nts., 10/17/11(4)                                              2,860,000              2,863,575
7.75% Nts., 10/17/16(4)                                              6,420,000              6,155,175
                                                                --------------       ----------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11(4)                      2,745,000              2,717,550
                                                                --------------       ----------------
National Gas Co., 6.05% Nts., 1/15/36(4)                             4,945,000              4,547,229
                                                                --------------       ----------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16                               665,100,000 PHP         12,072,391
6.875% Nts., 11/2/16(4)                                              2,739,000              2,639,711
9.625% Unsec. Bonds, 5/15/28                                         5,095,000              5,821,038
                                                                --------------       ----------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09              5,000,000 TRY          3,917,463
                                                                --------------       ----------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10(1,10,11)                                                       550,000                     --
                                                                --------------       ----------------
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(4)               8,465,000              7,660,825
                                                                --------------       ----------------

7 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008  / Unaudited

                                                                   PRINCIPAL
                                                                    AMOUNT                 VALUE
                                                                --------------       ----------------
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38(1)     $   23,960,000       $     23,887,880
                                                                --------------       ----------------
Petrobras International Finance Co., 5.785% Sr. Unsec.
Nts., 3/1/18                                                        20,900,000             20,229,486
                                                                --------------       ----------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl.
A3, 6/15/11(4)                                                       9,193,314              9,128,226
                                                                --------------       ----------------
Piazza Vittoria Finance SrL, 6.712% Asset-Backed Nts.,
7/20/10(1,2)                                                         1,061,997 EUR          1,672,067
                                                                --------------       ----------------
Rabobank Nederland, 3% Nts., 3/11/11(1,2)                          163,350,000            149,884,515
                                                                --------------       ----------------
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13(4)                                              3,820,000              3,834,325

7.75% Nts., 5/29/18(4)                                               7,195,000              7,087,075
                                                                --------------       ----------------
Salisbury International Investments Ltd., 6.968% Sec.
Nts., Series 2006-003, Tranche E, 7/20/11(1,2)                       2,400,000              2,155,680
                                                                --------------       ----------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16(4)             26,033,700 PEN          9,306,993
                                                                --------------       ----------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14(4)                         5,423,236              5,246,981
                                                                --------------       ----------------
TGI International Ltd., 9.50% Nts., 10/3/17(4)                      10,640,000             11,424,700
                                                                --------------       ----------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A,
6/15/97(1,12)                                                        6,065,000              3,003,388
                                                                --------------       ----------------
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(1,6)          33,500,000             33,416,250
                                                                --------------       ----------------
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(4)                  29,270,000             28,866,074
                                                                --------------       ----------------
VTB Capital SA:
6.25% Sr. Nts., 6/30/35(4)                                           2,950,000              2,750,875
6.315% Sub. Unsec. Nts., 2/4/15                                     57,670,000             57,400,393
                                                                --------------       ----------------
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                101,380,000 EUR        146,401,952
4% Sec. Mtg. Nts., Series 2, 9/27/16                               124,090,000 EUR        159,863,025
                                                                                     ----------------
Total Corporate Bonds and Notes
(Cost $1,987,153,040)                                                                   1,994,090,636

                                                                    SHARES
                                                                --------------       ----------------
COMMON STOCKS -- 0.0%
Societe des Autoroutes Paris-Rhin-Rhone (Cost $4,491,598)               43,461              4,124,806

                                                                     UNITS
                                                                --------------       ----------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%

MHP SA, GDR Wts., Exp. 5/8/09 (10) (Cost $0)                           169,862              3,142,447

                                                                   PRINCIPAL
                                                                    AMOUNT
                                                                --------------       ----------------
STRUCTURED SECURITIES -- 10.5%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub.
Nts., 10.25%, 5/15/09(4)                                        $   13,300,000             14,043,470
Custom Basket of African Currencies Cv. Unsec. Unsub.
Nts., 10.25%, 5/7/09(4)                                             13,300,000             14,101,990
                                                                --------------       ----------------
Citibank NA New York:
Dominican Republic Credit Linked Nts., 12%, 2/22/11(4)              96,170,000 DOP          2,499,851
Dominican Republic Credit Linked Nts., 14.218%, 5/11/09(5)         263,610,000 DOP          6,799,185
                                                                --------------       ----------------
Citigroup Funding, Inc., Custom Basket of African
Currencies Credit Linked Nts., 0%, 4/29/09(5)                       26,610,000             28,024,854

8 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008  / Unaudited

                                                                   PRINCIPAL
                                                                    AMOUNT                 VALUE
                                                                --------------       ----------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
14.809%, 1/5/10(5)                                                  32,035,902 BRR   $     16,114,432
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20        12,570,000,000 COP          5,968,664
Colombia (Republic of) Credit Linked Nts., Series II,
15%, 4/27/12                                                     6,942,469,928 COP          3,858,769
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                         11,705,100,000 COP          6,505,937
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                         31,110,000,000 COP         17,291,583
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                         12,430,000,000 COP          6,908,852
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08(5)         116,770,000 DOP          3,247,936
Dominican Republic Credit Linked Nts., 22%, 10/3/11                158,100,000 DOP          5,200,120
Dominican Republic Unsec. Credit Linked Nts., 12.047%,
2/23/09(5)                                                         218,500,000 DOP          5,925,236
Dominican Republic Unsec. Credit Linked Nts., 13.182%,
2/23/09(5)                                                         400,000,000 DOP         10,640,794
Dominican Republic Unsec. Credit Linked Nts., 15%,
3/12/12                                                            289,700,000 DOP          8,134,225
Dominican Republic Unsec. Credit Linked Nts., 9.342%,
8/11/08(5)                                                         244,600,000 DOP          7,058,597
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%,
2/5/09(5)                                                           76,850,000 EGP         13,541,558
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%,
3/5/09(5)                                                           57,120,000 EGP          9,960,071
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%,
3/26/09(5)                                                          77,610,000 EGP         13,403,043
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%,
2/19/09(5)                                                          77,660,000 EGP         13,595,503
Egypt (The Arab Republic of) Credit Linked Nts., 7.01%,
10/30/08(5)                                                         59,310,000 EGP         10,746,328
Egypt (The Arab Republic of) Credit Linked Nts., 7.024%,
7/10/08(5)                                                          53,890,000 EGP         10,077,680
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%,
4/16/09(5)                                                          31,090,000 EGP          5,336,240
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%,
4/2/09(5)                                                           35,560,000 EGP          6,128,523
Egypt (The Arab Republic of) Credit Linked Nts., 8%,
4/2/09(5)                                                           62,180,000 EGP         10,716,298
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
6.529%, 3/26/09(5)                                                  77,010,000 EGP         13,299,425
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10              15,350,000 GHS         13,171,828
Nigeria (Federal Republic of) Credit Linked Nts.,
11.488%, 9/11/08(5)                                                694,500,000 NGN          5,770,454
Nigeria (Federal Republic of) Credit Linked Nts.,
14.50%, 3/1/11(2,4)                                              2,672,000,000 NGN         25,303,884
Nigeria (Federal Republic of) Credit Linked Nts., Series
II, 14.50%, 4/4/11(1)                                            2,032,000,000 NGN         19,307,406
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12(1)           5,574,408              5,016,967
Russian Federation Credit Linked Nts., 7.65%, 12/4/08(1,2)          41,690,000 RUR          1,759,698
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10           13,799,000 UAH          3,208,288
Zambia (Republic of) Credit Linked Nts., 11.399%,
6/11/09(5)                                                      10,050,000,000 ZMK          2,845,232

9 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008  / Unaudited

                                                                  PRINCIPAL
                                                                    AMOUNT                 VALUE
                                                               ---------------       ----------------
Zimbabwe (Republic of) Credit Linked Nts., 10.076%,
11/26/08(5)                                                      7,965,000,000 ZMK   $      2,403,616
Zimbabwe (Republic of) Credit Linked Nts., 10.717%,
3/4/09(5)                                                       16,940,000,000 ZMK          4,962,023
Zimbabwe (Republic of) Credit Linked Nts., 10.793%,
2/25/09(5)                                                      16,940,000,000 ZMK          4,952,122
                                                               ---------------       ----------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10(2)          49,215,000 UAH          9,968,887
EESRRU Total Return Linked Nts., 7.10%, 12/12/08(1,2)               72,800,000 RUR          3,072,824
Gazprom Total Return Linked Nts., 6.79%, 10/29/09                  144,790,000 RUR          6,242,082
Gazprom Total Return Linked Nts., Series 002, 6.95%,
8/6/09                                                             141,750,000 RUR          6,197,205
Indonesia (Republic of) Total Return Linked Nts., 12%,
9/16/11                                                        116,800,000,000 IDR         12,410,443
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%,
11/19/09(1,2)                                                      321,528,000 RUR         13,742,768
Moitk Total Return Linked Nts., 9.014%, 3/26/11(1,2)               244,714,000 RUR         10,120,491
Moscow (City of) Credit Linked Nts., Series Fbi 101,
10%, 12/31/10(1)                                                   277,800,000 RUR         12,874,573
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09(4)                                                         280,840,000 RUR         12,647,747
Oreniz Total Return Linked Nts., 9.24%, 2/21/12(1,2)                64,940,000 RUR          2,753,519
Ukraine (Republic of) Credit Linked Nts., Series EMG 13,
11.94%, 12/30/09(1)                                                 30,400,000 UAH          6,767,391
Vietnam Shipping Industry Group Total Return Linked
Nts., 10.50%, 1/19/17(1)                                        85,958,000,000 VND          2,989,843
                                                               ---------------       ----------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Credit Linked Nts., Series 009, 9.24%,
2/21/12(1,2)                                                        75,000,000 RUR          3,180,073
Russian Specialized Construction and Installation
Administration Credit Linked Nts., 13%, 5/20/10(1,2)                64,600,000 RUR          2,711,560
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09(1)                                                  9,163,000 UAH          2,039,790
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
11.94%, 12/30/09(1)                                                 65,490,000 UAH         14,578,831
                                                               ---------------       ----------------
Credit Suisse Group, Russian Moscoblgaz Finance Total
Return Linked Nts., 9.25%, 6/24/12(1)                               64,500,000 RUR          2,626,238
                                                               ---------------       ----------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 12.281%,
12/21/11                                                            35,580,000 ARP         29,890,260
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11(1)                84,906,361 MXN          8,212,283
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11(1)                56,098,352 MXN          5,425,925
Brazil Real Credit Linked Nts., 13.882%, 3/3/10(5)                  61,128,560 BRR         30,221,669
Brazil Real Total Return Linked Nts., 6%, 8/18/10                   15,895,000 BRR         16,799,065
Colombia (Republic of) Credit Linked Nts., 13.50%,
9/16/14                                                         13,259,000,000 COP          7,142,814
Colombia (Republic of) Total Return Linked Bonds, Series
002, 11%, 7/28/20                                               24,620,000,000 COP         11,692,924
Compania Total Return Linked Nts., 4.454%, 7/22/10                     441,923 EUR            695,788
Egypt (The Arab Republic of) Total Return Linked Nts.,
7.725%, 9/16/08(5)                                                  74,375,000 EGP         13,685,307
European Investment Bank, Russian Federation Credit
Linked Nts., 5.502%, 1/19/10(1,5)                                    8,475,000              7,749,540
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12(1)                       4,639,633              4,593,237
Halyk Bank of Kazakhstan Total Return Linked Nts.,
Series I, 7.25%, 3/24/09                                         2,003,690,000 KZT         16,296,579

10 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                                  PRINCIPAL
                                                                                   AMOUNT                VALUE
                                                                            ------------------      ----------------
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                  $       10,300,162      $      8,676,341
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13             12,412,800            13,040,143
Moscow (City of) Total Return Linked Nts., Series II, 9%, 4/22/11                  288,935,000 RUR        12,663,931
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09                  525,300,000 NGN         4,719,964
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09                     704,900,000 NGN         6,526,375
Opic Reforma I Credit Linked Nts., Cl. 1A, 9.928%, 8/4/14(1,2)                      27,100,000 MXN         2,627,726
Opic Reforma I Credit Linked Nts., Cl. 1B, 9.928%, 8/4/14(1,2)                       5,420,000 MXN           525,545
Opic Reforma I Credit Linked Nts., Cl. 2A, 11.428%, 5/22/15(1,2)                     2,585,931 MXN           250,742
Opic Reforma I Credit Linked Nts., Cl. 2B, 11.428%, 5/22/15(1,2)                     4,524,148 MXN           438,680
Opic Reforma I Credit Linked Nts., Cl. 2C, 11.428%, 5/22/15(1,2)                    68,213,181 MXN         6,614,227
Peru (Republic of) Credit Linked Nts., 4.249%, 2/20/11(2)                            3,255,000             3,299,730
Rosselkhozbank Total Return Linked Nts., 7.919%, 3/20/09(5)                        103,900,000 RUR         4,164,080
Rosselkhozbank Total Return Linked Nts., 7.949%, 1/15/09(5)                        195,710,000 RUR         7,972,871
RuRail Total Return Linked Nts., 0%, 12/4/09(5)                                    233,573,000 RUR        10,217,714
RuRail Total Return Linked Nts., 6.67%, 1/26/09(2)                                 146,720,000 RUR         6,258,604
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                       2,505,000             2,472,285
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11                      2,505,000             2,445,632
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11                       2,505,000             2,422,335
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12                     2,505,000             2,396,809
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12                       2,505,000             2,372,110
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/3/09                           18,508,800 UAH         4,427,358
Ukraine (Republic of) Credit Linked Nts., 11.94%, 1/4/10                            11,438,000 UAH         2,495,131
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09                           3,228,000 UAH           704,169
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/3/09                              5,302,400 UAH         1,268,349
United Mexican States Credit Linked Nts., 9.52%, 1/5/11(1)                          56,036,016 MXN         5,419,896
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09                      7,300,000             6,853,897
                                                                               ---------------      ----------------
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total Return
Linked Nts., 9%, 4/20/17                                                       216,800,000,000 VND         5,982,672
                                                                               ---------------      ----------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11(2,4)        213,030,000 RUR        10,046,301
                                                                               ---------------      ----------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%,
3/29/17(4,5)                                                                       129,050,000 TRY        18,381,478
                                                                               ---------------      ----------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked
Nts., 10.476%, 2/8/37(4,5)                                                     376,977,600,000 COP         1,576,076
                                                                               ---------------      ----------------
Goldman Sachs International, Rosselkhozbank Total Return Linked Nts., 8%,
5/13/09(2)                                                                         573,900,000 RUR        24,617,106
                                                                               ---------------      ----------------
Hallertau SPC, Philippines (Republic of) Credit Linked Nts., Series
2007-01, 5.244%, 12/20/17(1,2)                                                      45,030,000            40,234,305
                                                                               ---------------      ----------------
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit
Linked Nts., Series 2008-01, 9.888%, 8/2/10(1,5)                                    63,312,750 BRR        32,037,492
                                                                               ---------------      ----------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09(1)                                                                         64,285,000 UAH        14,355,353
                                                                               ---------------      ----------------
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.291%, 5/16/45(4)                11,130,000 BRR        11,030,718

11 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                                   PRINCIPAL
                                                                                     AMOUNT              VALUE
                                                                               ---------------      ----------------
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10(1,5)              129,150,391 BRR  $     64,651,730
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12(1)                 34,060,000 BRR        18,503,433
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15(5)                115,066,796 BRR        29,191,085
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16(4,5)                153,800,000,000 COP        28,179,922
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16(1,5)              90,697,000,000 COP        14,721,969
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16(1,5)    90,312,000,000 COP        14,659,476
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15(4,5)                          40,860,000 PEN         8,105,774
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10(4)                         3,850,000             4,074,070
                                                                               ---------------      ----------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15(4)                     20,000,000            18,170,000
Brazil (Federal Republic of) Credit Linked Nts., 6.357%, 4/20/11(4,5)               73,685,000 BRR        38,454,460
                                                                               ---------------      ----------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16(1)                     13,289,000,000 COP         5,486,444
Renaissance Capital International Services Ltd. Total Return Linked Nts.,
10.50%, 10/7/08(1)                                                                 414,000,000 RUR        17,474,573
                                                                               ---------------      ----------------
Morgan Stanley:
Credit Linked Nts., 6.25%, 3/23/17(1)                                               26,120,000 PEN         7,585,075
Russian Federation Total Return Linked Securities, Series 007, Cl. VR, 5%,
8/22/34                                                                            474,092,407 RUR        16,500,669
                                                                               ---------------      ----------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing
plc Total Return Linked Nts., Series A, 8.375%, 7/09/12(1)                         182,856,075 RUR         7,796,154
                                                                               ---------------      ----------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22(4,5)              173,500,000 BRR        13,961,387
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16(1)                  56,967,568 BRR        45,166,103
Ukraine (Republic of) Credit Linked Nts., 4.511%, 10/15/17(2,4)                     17,600,000            16,368,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 5.728%, 10/15/17(1,2)           12,250,000            11,668,125
United Mexican States Credit Linked Nts., 5.64%, 11/20/15(4)                        11,760,000            11,777,653
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12(1)                 12,451,716            11,953,647
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12(1)                 16,609,674            15,945,287
                                                                               ---------------      ----------------
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.298%, 4/29/09(1,5)               61,480,000 EGP        10,612,019
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%, 11/26/08(1,5)              60,670,000 EGP        10,858,801
Egypt (The Arab Republic of) Credit Linked Nts., 7.808%, 4/15/09(1,5)               31,030,000 EGP         5,367,697
Egypt (The Arab Republic of) Credit Linked Nts., Series 2, 7.54%,
4/22/09(1,5)                                                                        31,010,000 EGP         5,352,614

12 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT              VALUE
                                                             -------------      ---------------
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11(1)      7,369,232 GHS  $     6,218,832
                                                                                ---------------
Total Structured Securities (Cost $1,299,731,324)                                 1,373,501,482

                                           EXERCISE    NOTIONAL
                                             DATE       AMOUNT
                                           --------  -----------        --------
SWAPTIONS PURCHASED -- 0.0%
J Aron & Co., Swap
Counterparty, Interest Rate
Swap call option; Swap
Terms-Receive fixed rate of
9.32% and pay floating rate
based on 28 day
MXN-TIIE-BANXICO; terminating
5/31/19(10,13)(Cost $1,538,550)             6/11/09  542,810,000 MXN    735,254

                                                           SHARES
                                                       --------------  ----------------
INVESTMENT COMPANY -- 9.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.69%(14,15)(Cost $1,247,730,790)                       1,247,730,790     1,247,730,790
                                                       --------------  ----------------

Total Investments, at Value (Cost $12,381,395,541)               96.2%   12,562,808,654
                                                       --------------  ----------------
Other Assets Net of Liabilities                                   3.8       494,358,680
                                                       --------------  ----------------
Net Assets                                                      100.0% $ 13,057,167,334
                                                       ==============  ================

Footnotes to Statement of Investments

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

ARP      Argentine Peso
AUD      Australian Dollar
BRR      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
DKK      Danish Krone
DOP      Dominican Republic Peso
EGP      Egyptian Pounds
EUR      Euro
GBP      British Pound Sterling
GHS      Ghana Cedi
IDR      Indonesia Rupiah
ILS      Israeli Shekel
JPY      Japanese Yen
KZT      Kazakhstan Tenge
MXN      Mexican Nuevo Peso
MYR      Malaysian Ringgit
NGN      Nigeria Naira
NZD      New Zealand Dollar
PEN      Peruvian New Sol
PHP      Philippines Peso
PLZ      Polish Zloty
RUR      Russian Ruble
TRY      New Turkish Lira
UAH      Ukraine Hryvnia
UYU      Uruguay Peso
VND      Vietnam Dong
ZMK      Zambian Kwacha

13 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $997,474,550, which represents 7.64% of the Fund's net assets, of which $10,456,920 is considered restricted. See accompanying Notes. Information concerning restriced securities is as follows:

                                                                                    UNREALIZED
                                         ACQUISITION                               APPRECIATION
               SECURITY                     DATE          COST         VALUE      (DEPRECIATION)
---------------------------------------  -----------  ------------  ------------  --------------
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1A, 9.928%, 8/14/14        12/27/07  $  2,490,580  $  2,627,726  $      137,146

Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1B, 9.928%, 8/14/14         6/12/08       522,536       525,545           3,009

Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2A, 11.428%, 5/22/15        5/21/08       249,324       250,742           1,418

Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2B, 11.428%, 5/22/15        6/12/08       436,168       438,680           2,512

Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2C, 11.428%, 5/22/15        6/18/08     6,617,724     6,614,227          (3,497)
                                                      ------------  ------------  --------------
                                                      $ 10,316,332  $ 10,456,920  $      140,588
                                                      ============  ============  ==============


2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $101,250,100. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $785,343,646 or 6.01% of the Fund's net assets as of June 30, 2008.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

7. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

8. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

9.  This  bond  has  no  contractual   maturity  date,  is  not  redeemable  and
contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. Issue is in default. See accompanying Notes.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. Swap contract terms if the option was exercised on exercise date.

14. Rate shown is the 7-day yield as of June 30, 2008.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES             GROSS            GROSS            SHARES
                             SEPTEMBER 30, 2007     ADDITIONS        REDUCTIONS      JUNE 30, 2008
                             ------------------  ---------------  ----------------  ---------------
Oppenheimer Institutional
Money Market Fund, Cl. E          1,166,273,150   11,264,663,783    11,183,206,143    1,247,730,790


                                                                                        DIVIDEND
                                                                       VALUE            INCOME
                                                                  ----------------  ---------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                          $  1,247,730,790  $    25,340,678


14 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE
AS FOLLOWS:

                                  CONTRACT
                          BUY/     AMOUNT            EXPIRATION                         UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION      SELL     (000S)               DATES             VALUE       APPRECIATION    DEPRECIATION
------------------------  ----  ------------      -----------------  --------------  ---------------  ------------
Argentine Peso (ARP)       Buy       200,900 ARP      7/7/08-8/7/08  $   65,953,790  $       575,187  $     62,705
Australian Dollar (AUD)   Sell       149,510 AUD             8/1/08     142,661,516          243,132             -
Australian Dollar (AUD)    Buy       218,541 AUD   7/10/08-10/10/08     208,934,934        6,293,130        17,563
Brazilian Real (BRR)      Sell       422,705 BRR             7/2/08     263,679,745        1,047,403             -
Brazilian Real (BRR)       Buy     1,019,756 BRR      7/2/08-1/5/10     628,377,871       29,972,580     1,725,560
British Pound Sterling
(GBP)                     Sell        39,330 GBP             8/5/08      78,112,340                -     1,221,250
British Pound Sterling
(GBP)                      Buy       147,525 GBP   7/10/08-10/10/08     291,934,195        3,701,986        14,700
Canadian Dollar (CAD)     Sell       337,620 CAD    8/1/08-10/10/08     330,768,926        2,665,531             -
Canadian Dollar (CAD)      Buy       244,140 CAD   7/10/08-10/10/08     239,309,401          219,432       682,354
Chilean Peso (CLP)         Buy    11,558,000 CLP    7/21/08-7/25/08      21,998,190                -     1,466,464
Chinese Renminbi (Yuan)
(CNY)                     Sell       444,500 CNY            7/31/08      65,082,153                -       157,521
Chinese Renminbi (Yuan)
(CNY)                      Buy       365,725 CNY     5/13/09-6/8/09      56,412,634          628,037             -
Colombian Peso (COP)      Sell   267,010,000 COP     7/31/08-9/8/08     137,303,893       12,270,623             -
Czech Koruna (CZK)         Buy       926,710 CZK            7/30/08      61,016,858        2,166,918             -
Euro (EUR)                Sell     1,824,356 EUR    7/1/08-10/10/08   2,862,281,048          364,925    25,556,555
Euro (EUR)                 Buy     1,160,240 EUR   7/10/08-10/10/08   1,818,090,016       11,759,674       116,187
Hong Kong Dollar (HKD)    Sell       494,400 HKD            7/31/08      63,450,819                -        64,985
Hungarian Forint (HUF)     Buy     4,717,000 HUF            10/2/08      31,087,738        1,654,372             -
Indonesia Rupiah (IDR)     Buy   852,430,000 IDR     7/7/08-8/29/08      91,701,879        1,339,218             -
Israeli Shekel (ILS)       Buy       149,980 ILS            7/30/08      44,732,761          915,275        82,042
Japanese Yen (JPY)        Sell   115,469,000 JPY   7/16/08-10/10/08   1,091,778,750       15,607,843    10,971,340
Japanese Yen (JPY)         Buy   148,070,525 JPY    7/1/08-10/10/08   1,398,723,820        7,070,846    22,205,245
Kuwaiti Dinar (KWD)        Buy         2,809 KWD            1/29/09      10,634,696          161,169             -
Malaysian Ringgit (MYR)    Buy       572,670 MYR   7/31/08-10/10/08     175,314,045                -     4,054,838
Mexican Nuevo Peso (MXN)   Buy     1,663,680 MXN    8/22/08-8/27/08     159,989,849        1,478,775        39,164
New Taiwan Dollar (TWD)   Sell     4,103,000 TWD     7/28/08-8/1/08     135,481,016           63,083       179,869
New Turkish Lira (TRY)    Sell       164,405 TRY            7/31/08     132,616,100                -       648,690
New Turkish Lira (TRY)     Buy        81,600 TRY            7/31/08      65,822,048          321,968             -
New Zealand Dollar (NZD)  Sell        10,655 NZD           10/10/08       7,987,251          247,679             -
New Zealand Dollar (NZD)   Buy       273,410 NZD     7/16/08-8/1/08     207,613,811          422,958     1,919,387
Norwegian Krone (NOK)      Buy     1,983,295 NOK    8/1/08-10/10/08     386,132,719          434,927     1,901,166
Peruvian New Sol (PEN)     Buy        56,094 PEN            11/5/08      18,923,513                -       994,115
Philippines Peso (PHP)     Buy     2,836,000 PHP             7/3/08      63,155,508                -     1,667,349
Polish Zloty (PLZ)         Buy       613,000 PLZ   7/30/08-10/10/08     285,644,970        9,898,139             -
Qatari Riyal (QAR)         Buy        36,740 QAR            1/29/09      10,277,163                -       196,041
Saudi Riyal (SAR)          Buy        38,670 SAR            1/29/09      10,346,804                -       125,775
Singapore Dollar (SGD)    Sell        86,375 SGD            7/31/08      63,581,643                -       210,403
Singapore Dollar (SGD)     Buy       195,610 SGD             8/1/08     143,997,201          384,479             -
South African Rand (ZAR)  Sell       285,600 ZAR            7/18/08      36,283,924                -     1,120,929
South African Rand (ZAR)   Buy       483,500 ZAR            7/31/08      61,194,593          484,657             -
South Korean Won (KRW)    Sell    39,926,000 KRW      7/7/08-8/1/08      38,118,030           59,739             -
Swedish Krona (SEK)        Buy       359,735 SEK           10/10/08      59,390,816                -       286,523
Swiss Franc (CHF)         Sell       183,660 CHF            7/16/08     179,825,059        3,869,844             -
Swiss Franc (CHF)          Buy     1,059,968 CHF   7/10/08-10/10/08   1,038,467,288        6,898,842     2,687,618
Ukraine Hryvnia (UAH)      Buy       187,630 UAH    7/17/08-1/28/09      39,786,996        2,798,379             -
United Arab Emirates
Dirham (AED)               Buy        37,420 AED            1/29/09      10,254,934                -       212,199
Vietnam Dong (VND)         Buy   166,420,000 VND            1/30/09       8,310,016                -     2,163,237
                                                                                     ---------------  ------------
Total unrealized appreciation and depreciation                                       $   126,020,750  $ 82,751,774
                                                                                     ===============  ============

FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                                                                             UNREALIZED
                                                     NUMBER OF  EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION                       BUY/SELL  CONTRACTS     DATE        VALUE       (DEPRECIATION)
-----------------------------------------  --------  ---------  ----------  ------------   --------------
Amsterdam Exchange Index                        Buy         83     7/18/08  $ 11,136,537   $     (711,018)
Australia (Commonwealth of) Bonds, 10 yr.      Sell        686     9/15/08    63,607,325       (1,015,251)
CAC40 10 Euro Index                            Sell        558     7/18/08    39,042,605        1,668,501

15 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   June 30, 2008 / Unaudited

Canada (Government of) Bonds, 10 yr.     Buy   2,109   9/19/08     242,957,958    (1,434,305)
DAX Index                                Buy     348   9/19/08      88,761,533    (4,695,810)
DAX Index                               Sell     177   9/19/08      45,145,952     2,388,256
Euro-Bundesobligation, 5 yr.             Buy     613    9/8/08     102,092,672       359,597
Euro-Bundesobligation, 10 yr.            Buy   2,943    9/8/08     512,339,815    (7,212,705)
Euro-Bundesobligation, 10 yr.           Sell   4,869    9/8/08     847,632,538     7,155,007
Euro-Schatz                              Buy   3,925    9/8/08     632,341,885    (3,763,582)
FTSE 100 Index                          Sell     787   9/19/08      88,536,520     2,247,457
FTSE/JSE Top 40 Index                   Sell     329   9/18/08      12,271,322       286,021
Hang Seng China Enterprises Index       Sell     139   7/30/08      10,602,488       321,199
IBEX 35 Index                            Buy      59   7/18/08      11,104,418      (587,346)
Japan (Government of) Bonds, 10 yr.      Buy     312   9/10/08     397,988,416     2,855,663
Mexican Bolsa Index                     Sell     425   9/19/08      12,296,157        85,787
Nikkei 225 Index                        Sell   1,260   9/11/08     159,836,135     8,034,160
OMXS30 Index                             Buy   5,770   7/18/08      82,634,559    (8,841,551)
SGX CNX Nifty Index                     Sell   1,310   7/31/08      10,375,200       314,894
Standard & Poor's 500 E-Mini            Sell   1,563   9/19/08     100,117,965     5,608,982
Standard & Poor's/MIB Index, 10 yr.      Buy      51   9/19/08      11,914,507      (447,366)
U.S. Long Bonds                          Buy   4,048   9/19/08     467,923,500     5,207,213
U.S. Treasury Nts., 5 yr.                Buy   3,898   9/30/08     430,942,174     1,928,661
U.S. Treasury Nts., 5 yr.               Sell   9,233   9/30/08   1,020,751,434     1,419,555
U.S. Treasury Nts., 10 yr.              Sell   4,973   9/19/08     566,533,484    (2,215,188)
United Kingdom Long Gilt                 Buy   1,130   9/26/08     234,958,072    (4,376,570)
                                                                                 -----------
                                                                                 $ 4,580,261
                                                                                 ===========

CREDIT DEFAULT SWAP CONTRACTS ARE AS OF JUNE 30, 2008

                                                                 BUY/SELL       NOTIONAL     PAY/
           SWAP                                                   CREDIT        AMOUNT      RECEIVE     TERMINATION
       COUNTERPARTY                 REFERENCE ENTITY            PROTECTION      (000S)     FIXED RATE       DATE          VALUE
------------------------   ---------------------------------    ----------     ---------   ----------   ------------   -----------
Citibank NA, New York:
                           Pakistan                                   Sell     $   3,010        5.100%       3/20/13   $    35,936
                           Republic of Hungary                         Buy         7,535        0.400       12/20/15       368,251

Credit Suisse
International:

                           Development Bank of Kazakhstan             Sell        18,510        3.750        2/20/13       116,002
                           Joint Stock Co. "Halyk Bank of
                           Kazakhstan"                                Sell         3,840        4.950        3/20/13        26,880
                           NJSC Naftogaz                              Sell         5,000        3.250        4/20/11      (531,415)
                           Republic of Turkey                          Buy         8,695        2.985        4/20/13      (272,075)
                           Ukraine                                    Sell         6,370        3.370        6/20/13        (1,422)

Deutsche Bank AG:

                           Federal Republic of Brazil                 Sell        19,770        1.050        7/20/13       (20,581)
                           Republic of Peru                           Sell         1,200        1.320        4/20/17        10,519

Goldman Sachs
International:

                           Bolivarian Republic of Venezuela           Sell         2,635        6.350        5/20/13        85,378
                           Federal Republic of Brazil                 Sell        19,780        1.060        7/20/13       (14,162)

Lehman Brothers Special
Financing, Inc.:

                           Bolivarian Republic of Venezuela           Sell         5,270        6.350        5/20/13       143,940
                           JSC "Gazprom"                               Buy         7,590        2.150        2/20/11      (203,344)

Morgan Stanley Capital
Services, Inc.:

                           Istanbul Bond Co. SA for
                           Finansbank                                 Sell        17,390        1.300        3/24/13    (1,018,428)
                           Joint Stock Co. "Halyk Bank of
                           Kazakhstan"                                Sell         7,680        4.880        3/20/13        34,045
                           Joint Stock Co. "Halyk Bank of
                           Kazakhstan"                                Sell         7,670        4.780        3/20/13         5,883
                           Republic of Peru                           Sell         4,960        1.040        6/20/17       (95,668)
                           Republic of Turkey                          Buy         8,695        2.980        4/20/13      (270,241)
                           Yasar                                      Sell         4,800        8.750        6/20/10        21,566
                           Yasar                                      Sell         4,800        8.500       10/20/09        46,171

UBS AG:                    Republic of The Philippines                Sell         5,945        1.450        6/20/17      (389,885)
                                                                                                                       -----------
                                                                                                                       $(1,922,650)
                                                                                                                       ===========

16 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

         SWAP                NOTIONAL               PAID BY      RECEIVED BY    TERMINATION
     COUNTERPARTY             AMOUNT               THE FUND        THE FUND         DATE         VALUE
------------------------   -------------    ---   -----------   -------------   ------------   -----------
Banco Santander Central
Hispano SA                    27,880,000    BRR          BZDI           14.00%        1/3/12   $   101,270

Banco Santander,SA,Inc.:
                                                     MXN-TIIE
                             131,000,000    MXN      -BANXICO           8.645        5/17/18      (812,210)
                                                     MXN-TIIE
                             184,100,000    MXN      -BANXICO            8.57         5/3/18    (1,198,914)
                              34,370,000    BRR          BZDI           13.55         1/2/17      (439,000)

                                                                  Three-Month
Citibank NA, New York        489,400,000    TWD          2.32%   TWD-Telerate        6/27/11        19,026

Credit Suisse
International                133,400,000    MXN      MXN TIIE            8.30       12/17/26    (1,598,883)

                                                                  INR MIBOR -
Deutsche Bank AG             490,200,000    INR        7.8175    OIS Compound        6/27/11        31,036

Goldman Sachs Capital
Markets LP                   261,580,000    MXN      MXN TIIE            8.14        1/10/18      (117,714)

Goldman Sachs                                                            CNY-
International                107,900,000    CNY          4.00   CFXSREPOFIX01        2/16/17       833,693

J Aron & Co.:
                              46,300,000    BRR          BZDI           10.67         1/2/12    (2,551,598)
                             140,720,000    MXN      MXN TIIE            9.15        8/27/26      (719,312)
                              35,650,000    BRR          BZDI           14.16         1/2/17        11,742
                                                    One-Month
                                                    MXN-TIIE-
                              60,800,000    MXN       BANXICO            9.33        9/16/26      (204,058)
                              53,700,000    BRR          BZDI           12.92         1/2/14    (1,248,757)
                              26,730,000    BRR          BZDI           12.87         1/2/14      (645,965)
                              53,240,000    BRR          BZDI           12.71         1/4/10      (467,872)
                             110,230,000    BRR          BZDI           12.61         1/4/10      (544,858)
                              99,100,000    BRR          BZDI           12.26         1/2/15    (3,199,438)
                              45,260,000    BRR          BZDI           12.29         1/2/15    (1,429,060)
                              27,880,000    BRR          BZDI           14.05         1/2/12       115,739
                              53,300,000    BRR          BZDI           14.30         1/2/17           997
                              34,640,000    BRR          BZDI           13.67         1/2/17      (441,930)
                              44,980,000    BRR          BZDI           13.10         1/2/17    (1,133,493)

JPMorgan Chase Bank NA:
                                                    One-Month
                                                    MXN-TIIE-
                           1,328,170,000    MXN       BANXICO          8.3685        4/23/18   (10,456,807)
                                                                    Six-Month
                           1,988,000,000    CZK          4.40     CZK- PRIBOR         4/4/18     2,445,302
                                                    Six-Month
                                                   HUF-BUBOR-
                           5,319,000,000    HUF       Reuters            8.48         6/6/13       (10,029)
                              34,270,000    BRR          BZDI           13.91         1/2/12       164,157
                                                    MXN-TIIE-
                             136,590,000    MXN       BANXICO            8.57         5/3/18      (949,499)
                                                    MXN-TIIE-
                             124,850,000    MXN       BANXICO            9.32         6/1/18      (192,376)

Lehman Brothers
Holdings, Inc.:
                              31,925,000    BRR          BZDI           14.31         1/2/17         1,195
                              29,140,000    BRR          BZDI           13.85         1/2/17         4,090

Lehman Brothers
Special Financing, Inc.      105,670,000    BRR          BZDI           12.90         1/2/14    (2,405,078)

                                                                    Six-Month
                                                                         SGD-
Merrill Lynch                172,350,000   SGD         3.2534    SOR-Telerate         4/3/18     8,404,620

17 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

Merrill Lynch Capital                                MXN-TIIE-
Services, Inc.               168,880,000    MXN        BANXICO            8.57   5/11/18     (1,087,336)

Morgan Stanley Capital
Services, Inc.:

                                                                     Six-Month
                             122,500,000    EUR          4.713         EURIBOR   8/22/17     (1,921,380)
                                                                 Six-Month NOK
                           1,684,700,000    NOK          4.985     -NIBOR-NIBR   1/18/11        731,673
                                                   Three-Month
                             670,900,000    SEK     SEK-STIBOR            4.26   1/18/11     (2,072,371)
                                                     Six-Month
                              71,200,000    EUR    EUR-EURIBOR           3.996   1/18/11       (881,676)
                                                     Six-Month
                                                      CHF-BBA-
                             115,170,000    CHF          LIBOR            2.66   1/18/11     (2,224,820)
                              41,020,000    BRR           BZDI           13.93    1/2/17          6,448

UBS AG:
                             100,000,000    BRR           BZDI           10.67    1/2/12     (5,507,704)
                              37,300,000    BRR           BZDI           14.34    1/2/17          1,163
                                                     Six-Month
                                                      AUD-BBR-
Westpac Banking Corp.       135,080,000     AUD           BBSW           7.351    6/4/18       (807,660)
                                                                                           ------------
                                                                                           $(32,397,647)
                                                                                           ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                      Australian Dollar
BRR                      Brazilian Real
CHF                      Swiss Franc
CNY                      Chinese Renminbi (Yuan)
CZK                      Czech Koruna
EUR                      Euro
HUF                      Hungarian Forint
INR                      Indian Rupee
MXN                      Mexican Nuevo Peso
NOK                      Norwegian Krone
SEK                      Swedish Krona
SGD                      Singapore Dollar
TWD                      New Taiwan Dollar

Abbreviations are as follows:
BANXICO                  Banco de Mexico
BBA LIBOR                British Bankers' Association London-Interbank Offered Rate
BBR BBSW                 Bank Bill Rate-Reuters
BUBOR                    Budapest Interbank Offered Rate
BZDI                     Brazil Interbank Deposit Rate
CNY-CFXSREPOFIX01        Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR                  Euro Interbank Offered Rate
TIIE                     Interbank Equilibrium Interest Rate
                         Mid Market Interest Rate for French Franc/Austrian Schilling and India Swap Composites-Overnight Indexed
MIBOR-OIS                Swap
NIBOR NIBR               Norwegian Interbank Offered Rate-Den Norsk Bank
PRIBOR                   Prague Interbank Offering Rate
SOR                      Swap Offer Rate
STIBOR                   Stockholm Interbank Offered Rate

18 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                              NOTIONAL                                                                 TERMINATION
    SWAP COUNTERPARTY          AMOUNT                  PAID BY THE FUND       RECEIVED BY THE FUND        DATE           VALUE
-------------------------   -------------    ---   ------------------------   ---------------------   -------------   -----------
Citibank NA, New York:

                                                   One-Month JPY-BBA-LIBOR-
                                                   plus 40 basis points and
                                                           if negative, the
                                                      absolute value of the            If positive,
                                                          Total Return of a   the Total Return of a
                                                           custom basket of       custom  basket of
                            8,176,152,223    JPY                 securities              securities   4/14/09         $(5,002,710)

                                                      One-Month GBP-BBA-BBA
                                                       plus 35 basis points
                                                       and if negative, the
                                                      absolute value of the
                                                          Total Return of a  If positive, the Total
                                                           custom basket of      Return of a custom
                               39,458,619    GBP                 securities    basket of securities    5/8/09          (8,872,814)

Deutsche Bank AG:
                               16,760,000           Six-Month USD BBA LIBOR         5.460 times UDI   5/13/15           5,475,683
                               11,050,000               Six-Month USD LIBOR         5.250 times UDI   6/23/15           3,150,641

Goldman Sachs Group, Inc.
(The):
                               11,580,000           Six-Month USD-BBA-LIBOR         5.100 times UDI   1/14/15           3,853,936
                               11,580,000               Six-Month BBA LIBOR         5.080 times UDI   1/20/15           4,051,092

Goldman Sachs
International:
                                                           If negative, the
                                                      absolute value of the  If positive, the Total
                                                        Total Return of the   Return of the BOVESPA
                               21,609,669    BRR        BOVESPA 08/08 Index             08/08 Index   8/14/08            (758,825)
                                                          One-Month USD BBA
                                                               LIBOR and if
                                                              negative, the  If positive, the Total
                                                      absolute value of the      Return of the MSCI
                                                           MSCI Daily Total      Daily Total Return
                                                     Return New Belgium USD         New Belgium USD
                                2,173,624                      Market Index            Market Index   10/8/08            (396,774)
                                                          One-Month USD BBA
                                                               LIBOR and if            If positive,
                                                              negative, the        the Total Return
                                                      absolute value of the             of the MSCI
                                                           MSCI Daily Total             Daily Total
                                                     Return New Belgium USD  Return New Belgium USD
                                1,489,014                      Market Index            Market Index   10/8/08            (244,034)
                                                          One-Month USD BBA            If positive,
                                                               LIBOR and if        the Total Return
                                                              negative, the             of the MSCI
                                                      absolute value of the             Daily Total
                                                           MSCI Daily Total              Return New
                                                     Return New Belgium USD             Belgium USD
                                1,037,320                      Market Index            Market Index   10/8/08            (172,053)
                                                          One-Month USD BBA            If positive,
                                                               LIBOR and if        the Total Return
                                                              negative, the             of the MSCI
                                                      absolute value of the             Daily Total
                                                           MSCI Daily Total              Return New
                                                     Return New Belgium USD             Belgium USD
                                7,930,842                      Market Index            Market Index   10/8/08          (1,246,503)

Merrill Lynch Capital
Services, Inc.:
                                                                                       The Constant
                                                                                    Maturity Option
                                                                                      Price divided
                              134,690,000                            5.3300%              by 10,000   8/13/17          (1,064,739)

                                                                                       The Constant
                                                                                    Maturity Option
                                                                                   Price divided by
                              248,000,000                            4.6600                  10,000   6/11/17           8,029,952

                                                          One-Month EUR BBA
                                                        LIBOR plus 25 basis
                                                              points and if
                                                              negative, the            If positive,
                                                      absolute value of the        the Total Return
                                                          Total Return of a             of a custom
                                                           custom basket of               basket of
Morgan Stanley                 33,668,700    EUR                 securities              securities    3/6/09          (5,216,927)

                                                          One-Month EUR BBA
                                                        LIBOR plus 30 basis
                                                              points and if
                                                              negative, the
                                                      absolute value of the            If positive,
                                                          Total Return of a        the Total Return
Morgan Stanley                                             custom basket of   of a custom basket of
International                  30,752,500    EUR                 securities              securities   10/7/08          (4,234,750)
                                                                                                                      -----------
                                                                                                                      $(2,648,825)
                                                                                                                      ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                         Brazilian Real
EUR                         Euro
GBP                         British Pound Sterling
JPY                         Japanese Yen

19 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

Abbreviations are as follows:

BBA                  British Bankers' Association
BBA LIBOR            British Bankers' Association London-Interbank Offered Rate
BOVESPA              Bovespa Index that trades on the Sao Paulo Stock Exchange
LIBOR                London-Interbank Offered Rate
MSCI                 Morgan Stanley Capital International
UDI                  Unidad de Inversion (Unit of Investment)

CURRENCY SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

           SWAP                   NOTIONAL        PAID BY        RECEIVEDBY   TERMINATION
       COUNTERPARTY            AMOUNT(000S)       THE FUND        THE FUND        DATE         VALUE
---------------------------    -------------  ---------------  -------------  -----------   -----------
Credit Suisse International:
                                                       Three-
                                                    Month USD
                                  18,590,000  TRY   BBA LIBOR         16.75%      2/26/12   $ 1,266,246
                                                       Three-
                                                    Month USD
                                   7,370,000  TRY   BBA LIBOR         17.25        2/7/12      676,502
                                                       Three-
                                                    Month USD
                                  11,105,000  TRY   BBA LIBOR         17.30        2/9/12     1,004,530

                                                      Three-
                                                    Month USD
Merrill Lync  International        3,840,000  TRY   BBA LIBOR         17.10        2/6/12       407,035
                                                                                            -----------
                                                                                            $ 3,354,313
                                                                                            ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY              New Turkish Lira

Abbreviation is as follows:

BBA LIBOR        British Bankers' Association London-Interbank Offered Rate

    GEOGRAPHIC HOLDINGS                           VALUE             PERCENT
---------------------------                 -----------------  -----------------
Japan                                       $ 2,369,105,848                18.9%
United States                                 1,864,714,178                14.8
France                                          967,263,116                 7.7
Germany                                         937,900,989                 7.5
Brazil                                          934,275,591                 7.4
United Kingdom                                  657,532,089                 5.2
Russia                                          434,267,739                 3.5
Mexico                                          337,959,384                 2.7
Turkey                                          330,470,039                 2.6
Peru                                            310,738,062                 2.5
Canada                                          301,160,913                 2.4
European Union                                  280,111,494                 2.2
Nigeria                                         234,190,428                 1.9
Italy                                           218,712,106                 1.7
Colombia                                        205,672,360                 1.6
Egypt                                           194,444,885                 1.6
Ukraine                                         168,410,524                 1.3
Greece                                          157,910,029                 1.3
The Netherlands                                 140,915,409                 1.1
Indonesia                                       125,234,786                 1.0
Philippines                                     115,093,481                 0.9
Supranational                                   108,685,209                 0.9
Australia                                       100,803,710                 0.8
Kazakhstan                                       99,581,557                 0.8
Israel                                           85,746,930                 0.7
Argentina                                        81,767,530                 0.7
Venezuela                                        80,223,533                 0.6

20 |  OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

    GEOGRAPHIC HOLDINGS                          VALUE         PERCENT
---------------------------                 ---------------    -------
New Zealand                                      77,061,832       0.6
Panama                                           73,269,368       0.6
Austria                                          71,094,018       0.6
Dominican Republic                               70,559,118       0.6
Belgium                                          68,321,617       0.5
India                                            62,585,940       0.5
Uruguay                                          62,188,337       0.5
Denmark                                          57,936,052       0.5
Spain                                            46,715,919       0.4
Malaysia                                         45,504,244       0.4
Ghana                                            25,688,910       0.2
Zambia                                           15,162,993       0.1
El Salvador                                       9,311,625       0.1
Vietnam                                           8,972,515       0.1
Guatemala                                         5,713,550       0.0
Trinidad & Tobago                                 4,547,229       0.0
Poland                                            4,336,360       0.0
Swaziland                                         4,074,070       0.0
Costa Rica                                        3,525,113       0.0
Bulgaria                                          3,347,925       0.0
                                            ---------------    ------
Total                                       $12,562,808,654     100.0%
                                            ===============    ======

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual funds. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The

21 |  OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                               WHEN-ISSUED OR DELAYED DELIVERY
                                      BASIS TRANSACTIONS
                               --------------------------------
Purchased securities           $306,144,291

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $0 were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual funds.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual funds.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

22 |  OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual funds as a receivable or payable and in the Statement of Operations in the annual and semiannual funds within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual funds.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual funds. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual funds. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual funds at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual funds. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannualfunds.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual funds.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

23 |  OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

Written option activity for the period ended June 30, 2008 was as follows:

                                        CALL OPTIONS                      PUT OPTIONS
                             --------------------------------   ------------------------------
                                NUMBER OF          AMOUNT OF       NUMBER OF        AMOUNT OF
                                CONTRACTS          PREMIUMS       CONTRACTS         PREMIUMS
                             -----------------   ------------   ---------------   ------------
Options outstanding as of
September 30, 2007                  15,320,000   $     96,794        15,320,000   $     96,917
Options written                 81,734,385,000     16,013,842    54,246,845,000     13,534,329
Options closed or expired      (54,497,970,000)    (9,487,138)  (28,680,075,000)    (7,500,049)
Options exercised              (27,251,735,000)    (6,623,498)  (25,582,090,000)    (6,131,197)
Options outstanding as of
                             -----------------   ------------   ---------------   ------------
June 30, 2008                                -   $          -                 -   $          -
                             =================   ============   ===============   ============

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual funds. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual funds. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual funds.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual funds.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

24 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received.

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written and purchased swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual funds. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual funds. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual funds for the amount of the premium paid or received.

Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid if the option expires unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $16,636,790 at June 30, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of June 30, 2008, the Fund had unfunded purchase commitments as follows:

                                   COMMITMENT
                                   TERMINATION     UNFUNDED
                                      DATE          AMOUNT
                                  ------------   ------------
Deutsche Bank AG, Opic Reforma
 I Credit Linked Nts.               10/20/13     $ 16,636,790

25 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   June 30, 2008  / Unaudited

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                         $  12,383,384,671
Federal tax cost of other investments                        252,183,833
                                                       -----------------
Total federal tax cost                                 $  12,635,568,504
                                                       =================

Gross unrealized appreciation                          $     478,911,131
Gross unrealized depreciation                               (328,464,255)
                                                       -----------------
Net unrealized appreciation                            $     150,446,876
                                                       =================

26 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008